SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Supplemental Consolidated Balance Sheets Information
	Warranty provision	Provision for current expected credit losses

Balance, as of December 31, 2017	306	623
Additions	214	135
Deductions	(235)	(482)

Balance, as of December 31, 2018	$285	$276
Additions	115	84
Deductions	(165)	(46)

Balance, as of December 31, 2019	$235	$314
Additions	80	194
Deductions	(65)	(202)

Balance, as of December 31, 2020	$250	$306